Equity Transactions	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Equity [Abstract]
Equity Transactions

Note 3 – Equity Transactions

The Company has authorized 500,000,000 shares of common stock with a par value of $0.0001. The total issued common stock as of March 31, 2021 and December 31, 2020 was 215,475,502 and 194,971,866 shares, respectfully.

During the three months ended March 31, 2021 there were the following equity transactions:

●	20,503,600 shares to outside investors, and
●	36 shares as a rounding/true-up issuance to an outside investor.

During the year ended December 31, 2020 there were the following equity transactions:

●	91,127,145 shares issued to the Company’s founders, officers and board members;
●	12,495,700 shares issued to the Company’s consultants;
●	55,612,837 shares issued to VitaNova Partners, LLC and
●	35,109,231 shares issued to outside investors.

Note 3 – Equity Transactions

The Company has authorized 500,000,000 shares of common stock with a par value of $0.0001. The total issued common stock as of December 31, 2020 and December 31, 2019 was 194,971,866 and 626,789 shares, respectfully.

During the year ended December 31, 2020 there were the following equity transactions:

●	91,127,145 shares issued to the Company’s founders, officers and board members;
●	12,495,700 shares issued to the Company’s consultants;
●	55,612,837 shares issued to VitaNova Partners, LLC and
●	35,109,231 shares issued to outside investors.

During the year ended December 31, 2019 there was no equity transactions.